CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Management fees	$ 111,364	$ 108,432	$ 111,655
Consulting fees	0	0	32,357
Professional fees	62,871	72,234	112,845
General and administrative expenses	79,927	116,135	241,645
Depreciation and amortization	255	501	19,798
Net operating loss	(254,417)	(297,302)	(518,300)
Other income	212	46	539
Foreign exchange gain (loss)	(13,681)	12,056	(33,991)
(Loss) gain on common share purchase warrants	(33,973)	10,863	755,862
Net (loss) income from continuing operations	(301,859)	(274,337)	204,110
Net loss from discontinued operations	(13,031)	(88)	(384,957)
Net loss and comprehensive loss	$ (314,890)	$ (274,425)	$ (180,847)
Net (loss) income per share - Continuing Operations - basic	$ (0.02)	$ (0.02)	$ 0.02
Net (loss) income per share - Continuing Operations - diluted	(0.02)	(0.02)	0.02
Net (loss) per share - Discontinued Operations - basic and diluted	0.00	0.00	(0.03)
Net (loss) per share - basic and diluted	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average number of basic and diluted common shares outstanding	13,221,798	11,906,742	11,262,855
Weighted average number of shares - basic	13,221,798	11,906,730	11,259,470
Weighted average number of shares - diluted			12,463,220